Note 31 - Commitments and Guarantees (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of commitments [text block]
	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total
Premises and equipment leasing	$4,874	$7,388	$6,691	$7,302	$26,255
Gas, electricity and non-commodity contracts	1,867,383	1,202,940	69,658	31,041	3,171,022
	$1,872,257	$1,210,328	$76,349	$38,343	$3,197,277